7. ACQUISITIONS (Details Narrative) (USD $)	Sep. 30, 2012
ACQUISITIONS
Share issued for acquisition	15,020,801
Share issued for acquisition, value	$ 28,325,101
Cash paid for acquisition	6,160,391
Transaction costs for acquisition	1,282,789
Total consideration	$ 35,768,281